Offerings	Jun. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.375% Senior Notes due 2036
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 392,476,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 54,200.94
Offering Note	The debt securities issued by Essential Properties, L.P. are guaranteed by Essential Properties Realty Trust, Inc. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.375% Senior Notes due 2036
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See note 1